CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
ASSETS
Cash and Cash Equivalents	¥ 954,827	¥ 951,242
Restricted Cash	136,985	128,333
Net investment in Leases	1,057,973	1,029,518
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥63,272 million March 31, 2022 ¥151,601 million	3,862,604	3,670,784
Allowance for Credit Losses	(69,459)	(78,945)
Investment in Operating Leases	1,463,202	1,408,189
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥9,384 million March 31, 2022 ¥19,353 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2021 Amortized Cost ¥2,026,767 million Allowance for Credit Losses ¥(120) million March 31, 2022 Amortized Cost ¥2,276,425 million Allowance for Credit Losses ¥(153) million	2,852,349	2,660,443
Property under Facility Operations	561,846	491,855
Investment in Affiliates	978,033	887,764
Trade Notes, Accounts and Other Receivable	359,949	354,334
Inventories	139,563	142,156
Office Facilities	240,421	246,399
Other Assets	1,732,379	1,671,010
Total Assets	14,270,672	13,563,082
Liabilities:
Short-Term Debt	439,639	307,269
Deposits	2,276,158	2,317,785
Trade Notes, Accounts and Other Payable	291,422	260,712
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥266,422 million March 31, 2022 ¥198,905 million	1,963,623	1,822,422
Income Taxes:
Current	115,340	22,170
Deferred	345,841	341,290
Long-Term Debt	4,427,046	4,416,833
Other Liabilities	1,040,202	971,457
Total Liabilities	10,899,271	10,459,938
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2021 1,285,724,480 shares March 31, 2022 1,258,277,087 shares	221,111	221,111
Additional Paid-in Capital	260,479	259,361
Retained Earnings	2,909,317	2,744,588
Accumulated Other Comprehensive Income (Loss)	(16,041)	(84,650)
Treasury Stock, at Cost:	(113,447)	(111,954)
ORIX Corporation Shareholders' Equity	3,261,419	3,028,456
Noncontrolling Interests	109,982	74,688
Total Equity	3,371,401	3,103,144
Total Liabilities and Equity	14,270,672	13,563,082
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	3,899	4,305
Installment Loans (Net of Allowance for Credit Losses)	212,371	238,236
Investment in Operating Leases	101,881	78,633
Property under Facility Operations	210,307	230,216
Investment in Affiliates	51,877	51,226
Other Assets	95,613	111,924
Total Assets	675,948	714,540
Liabilities:
Short-Term Debt	0	500
Trade Notes, Accounts and Other Payable	2,251	2,390
Income Taxes:
Long-Term Debt	431,312	413,268
Other Liabilities	38,891	42,024
Total Liabilities	¥ 472,454	¥ 458,182